Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.99%
Australia-5.57%
Altium Ltd.	461	$11,817
Ansell Ltd.	378	7,151
APA Group	1,525	10,309
Appen Ltd.	1,319	9,100
ASX Ltd.(a)	160	9,486
Aurizon Holdings Ltd.	3,666	9,166
AusNet Services Ltd.	7,195	13,180
BHP Group Ltd.(a)	640	20,467
Brambles Ltd.	1,145	7,853
CIMIC Group Ltd.	654	7,614
Cochlear Ltd.	60	8,185
Coles Group Ltd.	768	8,821
CSL Ltd.	45	8,327
Domino’s Pizza Enterprises Ltd.	91	6,705
Evolution Mining Ltd.	3,474	8,679
Fortescue Metals Group Ltd.	683	9,636
Goodman Group	605	9,947
Harvey Norman Holdings Ltd.	2,597	9,015
IGO Ltd.	1,438	12,051
Iluka Resources Ltd.	1,389	10,217
Medibank Pvt Ltd.	3,892	8,530
Metcash Ltd.(a)	3,491	9,783
Newcrest Mining Ltd.	553	8,480
Northern Star Resources Ltd.	1,403	8,299
Orora Ltd.	4,051	9,904
OZ Minerals Ltd.	581	9,978
Pro Medicus Ltd.(a)	230	7,431
Ramsay Health Care Ltd.	200	8,896
Reece Ltd.	696	10,728
Rio Tinto Ltd.	127	10,049
Rio Tinto PLC	139	9,769
Shopping Centres Australasia Property Group	5,204	10,402
Sonic Healthcare Ltd.	321	8,552
Telstra Corp. Ltd.	3,572	9,902
TPG Telecom Ltd.	2,186	9,125
Transurban Group	976	8,593
Treasury Wine Estates Ltd.	1,120	8,403
Washington H Soul Pattinson & Co. Ltd.	384	7,405
Wesfarmers Ltd.	240	9,009
WiseTech Global Ltd.	285	9,274
Woolworths Group Ltd.	338	8,228
		388,466
Austria-0.83%
ANDRITZ AG	179	9,508
Mondi PLC	369	9,209
Raiffeisen Bank International AG	418	11,679
Telekom Austria AG(b)	1,161	10,038
Verbund AG	93	9,825
voestalpine AG	229	7,628
		57,887
Belgium-1.46%
Ackermans & van Haaren N.V.	56	10,781
Ageas S.A./N.V.	202	9,697
Elia Group S.A./N.V.(a)	79	10,635
Etablissements Franz Colruyt N.V.	181	7,321
Groupe Bruxelles Lambert S.A.	88	9,423
Proximus SADP	515	10,480
Sofina S.A.(a)	23	9,145
Telenet Group Holding N.V.	267	10,224
UCB S.A.	89	8,816
	Shares	Value
Belgium-(continued)
Umicore S.A.	157	$5,922
Warehouses De Pauw C.V.A.	222	9,529
		101,973
Brazil-0.29%
Wheaton Precious Metals Corp.	228	9,188
Yara International ASA	215	11,023
		20,211
Canada-4.37%
Agnico Eagle Mines Ltd.	179	8,545
Bank of Nova Scotia (The)	165	11,879
Barrick Gold Corp.	517	9,890
BCE, Inc.	196	10,233
Canadian Imperial Bank of Commerce	88	11,045
Canadian National Railway Co.	84	10,233
Canadian Pacific Railway Ltd.	142	10,154
Canadian Utilities Ltd., Class A	363	10,541
Constellation Software, Inc.	6	10,329
Dollarama, Inc.	225	11,604
Enbridge, Inc.	258	10,902
Fortis, Inc.	223	10,587
Franco-Nevada Corp.	71	9,383
George Weston Ltd.	95	10,354
Great-West Lifeco, Inc.	336	10,491
Hydro One Ltd.(c)	406	10,484
Intact Financial Corp.	75	10,157
Loblaw Cos. Ltd.	145	11,181
Metro, Inc.	201	10,745
Nutrien Ltd.	170	11,867
Rogers Communications, Inc., Class B	201	10,189
Royal Bank of Canada	100	11,396
Saputo, Inc.	362	8,109
Shaw Communications, Inc., Class B	345	10,278
Sun Life Financial, Inc.	199	11,264
TC Energy Corp.	214	11,045
TELUS Corp.	443	10,418
Thomson Reuters Corp.	86	9,227
Toronto-Dominion Bank (The)	156	12,488
		305,018
Chile-0.14%
Antofagasta PLC(a)	518	9,445
China-2.04%
AAC Technologies Holdings, Inc.	1,827	5,533
Budweiser Brewing Co. APAC Ltd.(c)	4,000	10,542
ESR Cayman Ltd.(b)(c)	3,299	11,153
Kerry Logistics Network Ltd.	1,508	3,775
Lee & Man Paper Manufacturing Ltd.	11,510	7,871
Lenovo Group Ltd.	9,294	10,020
Minth Group Ltd.	2,538	11,763
Prosus N.V.(a)(b)	111	9,226
Shui On Land Ltd.	62,500	8,852
Tingyi Cayman Islands Holding Corp.	5,584	11,579
Towngas Smart Energy Co. Ltd.(b)	14,319	10,598
Uni-President China Holdings Ltd.	10,379	9,850
Want Want China Holdings Ltd.	15,132	14,807
Wilmar International Ltd.	3,313	10,489
Xinyi Glass Holdings Ltd.	2,357	6,249
		142,307
Denmark-1.13%
Ambu A/S, Class B(a)	314	6,641
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Denmark-(continued)
Chr. Hansen Holding A/S	110	$8,797
Coloplast A/S, Class B	58	8,411
Danske Bank A/S	604	11,676
DSV A/S	40	8,116
Novo Nordisk A/S, Class B	102	10,189
Novozymes A/S, Class B	128	8,772
Orsted A/S(c)	65	6,911
Tryg A/S	410	9,664
		79,177
Finland-1.32%
Elisa OYJ	159	9,328
Kesko OYJ, Class B	248	7,844
Kojamo OYJ	410	9,374
Kone OYJ, Class B	124	8,044
Nokian Renkaat OYJ	269	9,045
Orion OYJ, Class B(a)	252	10,214
Stora Enso OYJ, Class R	526	10,695
UPM-Kymmene OYJ	250	9,087
Valmet OYJ	250	9,499
Wartsila OYJ Abp	714	8,827
		91,957
France-3.97%
Air Liquide S.A.	57	9,754
Alstom S.A.	239	7,740
BioMerieux	80	9,348
Bollore S.A.	1,710	9,205
Bureau Veritas S.A.	306	8,744
Carrefour S.A.(a)	539	10,239
Cie Generale des Etablissements Michelin S.C.A.	63	10,521
Danone S.A.	140	8,703
Dassault Systemes SE	176	8,456
Edenred	178	7,612
EssilorLuxottica S.A.	52	9,839
Gecina S.A.	66	8,914
Hermes International	7	10,465
Ipsen S.A.	104	10,101
Kering S.A.	12	8,940
La Francaise des Jeux SAEM(c)	191	7,876
Legrand S.A.	89	9,038
L’Oreal S.A.	22	9,397
LVMH Moet Hennessy Louis Vuitton SE	13	10,666
Orange S.A.	891	10,421
Orpea S.A.	78	3,408
Pernod Ricard S.A.	47	10,014
Remy Cointreau S.A.	51	10,611
Sanofi	98	10,165
Sartorius Stedim Biotech	16	6,990
Schneider Electric SE	56	9,499
SEB S.A.	64	9,690
SOITEC(b)	42	7,628
Suez S.A.	104	2,314
Teleperformance	23	8,647
Ubisoft Entertainment S.A.(b)	156	8,903
Vivendi SE	266	3,478
		277,326
Germany-4.82%
1&1 AG	324	8,564
adidas AG	29	7,875
Bechtle AG	139	8,248
Beiersdorf AG	84	8,294
	Shares	Value
Germany-(continued)
Brenntag SE	102	$8,651
Carl Zeiss Meditec AG, BR	45	7,140
Covestro AG(c)	157	9,315
Deutsche Boerse AG	59	10,397
Deutsche Post AG	147	8,741
Deutsche Wohnen SE	31	1,255
E.ON SE	771	10,562
Evonik Industries AG	307	9,908
Evotec SE(b)	205	8,195
Fielmann AG	134	8,472
Fresenius Medical Care AG & Co. KGaA	132	8,887
Fuchs Petrolub SE	70	2,331
Fuchs Petrolub SE, Preference Shares	146	6,272
Hannover Rueck SE	55	11,009
HelloFresh SE(b)	93	6,103
Henkel AG & Co. KGaA	39	3,061
Henkel AG & Co. KGaA, Preference Shares	68	5,523
KION Group AG	96	8,747
Knorr-Bremse AG	85	8,556
LEG Immobilien SE	65	8,562
Merck KGaA	43	9,347
METRO AG	774	7,821
Nemetschek SE	102	9,288
Puma SE	83	8,765
Rational AG	9	7,464
RWE AG	258	10,817
SAP SE	68	8,401
Sartorius AG	1	472
Sartorius AG, Preference Shares	14	7,479
Scout24 SE(c)	120	7,089
Siemens AG	62	9,722
Siemens Healthineers AG(c)	145	9,226
Symrise AG	72	8,572
TeamViewer AG(b)(c)	302	4,532
Telefonica Deutschland Holding AG	3,596	10,239
United Internet AG	235	9,123
Varta AG(a)	64	6,846
Vonovia SE	165	9,319
Zalando SE(b)(c)	92	7,217
		336,407
Hong Kong-2.91%
CLP Holdings Ltd.	1,013	10,120
Dairy Farm International Holdings Ltd.	2,839	7,588
Haitong International Securities Group Ltd.	34,742	8,020
Hang Lung Properties Ltd.	4,000	8,561
Hang Seng Bank Ltd.	590	11,659
Hong Kong & China Gas Co. Ltd. (The)	6,143	9,454
Hong Kong Exchanges & Clearing Ltd.	159	8,973
Huabao International Holdings Ltd.	4,663	2,887
Hutchison Telecommunications Hong Kong Holdings Ltd.	66,178	10,805
Jardine Matheson Holdings Ltd.	180	10,638
Kerry Properties Ltd.	2,886	8,142
Link REIT	1,100	9,432
Power Assets Holdings Ltd.	1,613	9,921
Shun Tak Holdings Ltd.(b)	34,000	9,006
Sino Land Co. Ltd.	6,997	9,067
Sun Hung Kai Properties Ltd.	749	9,121
Swire Properties Ltd.	3,600	9,614
Techtronic Industries Co. Ltd.	466	7,650
United Energy Group Ltd.	66,609	9,856
Vinda International Holdings Ltd.(a)	3,338	9,005

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Hong Kong-(continued)
Vitasoy International Holdings Ltd.	3,986	$7,783
VTech Holdings Ltd.	1,047	8,264
WH Group Ltd.	11,803	7,871
		203,437
Ireland-0.51%
CRH PLC	192	9,648
Glanbia PLC(a)	581	7,997
Kerry Group PLC, Class A	70	8,802
Smurfit Kappa Group PLC	177	9,318
		35,765
Israel-2.51%
Bank Leumi Le-Israel BM	1,240	13,231
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	8,591	14,710
Elbit Systems Ltd.	70	11,617
Electra Ltd.	17	12,358
Energix-Renewable Energies Ltd.	2,502	9,953
First International Bank of Israel Ltd. (The)	284	11,758
Harel Insurance Investments & Financial Services Ltd.	1,031	11,905
Maytronics Ltd.	440	9,386
Nice Ltd.(b)	35	8,935
Nova Ltd.(b)	103	11,993
Sapiens International Corp. N.V.	361	11,519
Shapir Engineering and Industry Ltd.	1,303	12,515
Shufersal Ltd.	1,247	11,691
Strauss Group Ltd.	358	11,838
Tower Semiconductor Ltd.(b)	354	12,142
		175,551
Italy-3.02%
A2A S.p.A.	4,630	8,777
Amplifon S.p.A.	195	8,241
Buzzi Unicem S.p.A.	388	8,060
Davide Campari-Milano N.V.	724	9,035
De Longhi S.p.A.	223	7,655
DiaSorin S.p.A.(a)	44	6,766
Enel S.p.A.	1,107	8,469
Ferrari N.V.	47	10,786
FinecoBank Banca Fineco S.p.A.	557	9,324
Hera S.p.A.	2,334	9,672
Infrastrutture Wireless Italiane S.p.A.(c)	852	9,164
Interpump Group S.p.A.	145	8,905
Italgas S.p.A.	1,514	10,006
Moncler S.p.A.	157	9,999
Nexi S.p.A.(b)(c)	481	7,023
Pirelli & C S.p.A.(c)	1,680	11,830
Poste Italiane S.p.A.(c)	749	9,989
PRADA S.p.A.	1,700	10,388
Recordati Industria Chimica e Farmaceutica S.p.A.	155	8,632
Reply S.p.A.	50	8,363
Snam S.p.A.(a)	1,713	9,547
Terna Rete Elettrica Nazionale S.p.A.	1,262	9,864
UnipolSai Assicurazioni S.p.A.(a)	3,532	10,250
		210,745
Japan-32.28%
Acom Co. Ltd.	2,600	7,286
Advance Residence Investment Corp.(a)	3	8,835
Advantest Corp.	116	9,876
AEON REIT Investment Corp.(a)	8	10,159
AGC, Inc.	200	9,155
Aica Kogyo Co. Ltd.(a)	319	8,789
	Shares	Value
Japan-(continued)
Ain Holdings, Inc.(a)	150	$7,707
Ajinomoto Co., Inc.	345	9,625
Alfresa Holdings Corp.	670	9,556
Amano Corp.	399	8,027
Anritsu Corp.(a)	553	7,607
Ariake Japan Co. Ltd.	169	8,968
As One Corp.	140	6,924
Asahi Intecc Co. Ltd.	359	6,112
ASKUL Corp.	630	7,669
Astellas Pharma, Inc.	588	9,443
Azbil Corp.	226	8,889
Bandai Namco Holdings, Inc.	143	10,042
BayCurrent Consulting, Inc.	20	7,564
Benesse Holdings, Inc.	482	9,393
Bic Camera, Inc.(a)	1,051	9,164
Bridgestone Corp.	221	9,690
Calbee, Inc.	415	9,543
Canon Marketing Japan, Inc.	456	9,327
Canon, Inc.	405	9,552
Capcom Co. Ltd.	334	8,047
Chubu Electric Power Co., Inc.	815	8,164
Chugoku Bank Ltd. (The)	1,260	10,246
Chugoku Electric Power Co., Inc. (The)(a)	1,127	8,876
COMSYS Holdings Corp.	373	8,873
Cosmos Pharmaceutical Corp.	57	7,137
CyberAgent, Inc.(a)	568	6,610
Dai Nippon Printing Co. Ltd.	420	10,101
Daicel Corp.	1,257	9,260
Daifuku Co. Ltd.	109	7,569
Daio Paper Corp.(a)	565	9,184
Daiwa House REIT Investment Corp.	3	8,930
Daiwa Securities Group, Inc.	1,800	10,836
DIC Corp.	352	8,982
Disco Corp.	36	9,867
Eisai Co. Ltd.	125	6,309
Elecom Co. Ltd.	586	7,068
Electric Power Development Co. Ltd.	660	8,630
ENEOS Holdings, Inc.	2,600	10,274
EXEO Group, Inc.	388	7,889
Ezaki Glico Co. Ltd.	256	8,306
FP Corp.	255	8,188
Fuji Oil Holdings, Inc.	447	9,034
FUJIFILM Holdings Corp.	122	8,157
Fujitsu General Ltd.	379	7,705
Fujitsu Ltd.	55	7,245
Fukuyama Transporting Co. Ltd.	241	7,593
Furukawa Electric Co. Ltd.	469	9,666
Fuyo General Lease Co. Ltd.	147	9,724
GLP J-Reit	6	9,656
GMO internet, Inc.	372	7,960
GMO Payment Gateway, Inc.(a)	77	6,723
GOLDWIN, Inc.	169	8,794
GungHo Online Entertainment, Inc.(b)	550	11,517
H.U. Group Holdings, Inc.	340	8,612
Hachijuni Bank Ltd. (The)	2,944	10,852
Hamamatsu Photonics K.K.	171	8,746
Heiwa Corp.	560	8,935
Hirogin Holdings, Inc.	1,800	10,463
Hirose Electric Co. Ltd.	60	8,952
Hitachi Transport System Ltd.	245	11,248
Horiba Ltd.	144	7,760
House Foods Group, Inc.	317	8,150

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Hoya Corp.	62	$8,018
Hulic Co. Ltd.	893	8,628
Ibiden Co. Ltd.	188	10,482
Idemitsu Kosan Co. Ltd.	439	11,163
Industrial & Infrastructure Fund Investment Corp.(a)	5	8,392
Information Services International-Dentsu Ltd.	261	8,107
Internet Initiative Japan, Inc.	300	9,916
Ito En Ltd.	161	8,690
Itochu Techno-Solutions Corp.(a)	325	8,855
Itoham Yonekyu Holdings, Inc.	1,533	8,985
Iwatani Corp.(a)	183	8,611
Iyo Bank Ltd. (The)	1,896	9,832
Izumi Co. Ltd.	318	8,817
Japan Aviation Electronics Industry Ltd.	700	11,174
Japan Exchange Group, Inc.	428	8,818
Japan Logistics Fund, Inc.(a)	3	8,279
Japan Post Bank Co. Ltd.(a)	1,130	11,117
Japan Post Holdings Co. Ltd.	1,186	10,094
Japan Real Estate Investment Corp.	2	10,971
Japan Tobacco, Inc.	538	10,769
Jeol Ltd.	147	8,035
JustSystems Corp.	170	7,346
Kadokawa Corp.(a)	442	9,154
Kagome Co. Ltd.	379	9,852
Kaken Pharmaceutical Co. Ltd.	221	7,878
Kamigumi Co. Ltd.	496	9,568
Kandenko Co. Ltd.	1,160	8,627
Kansai Electric Power Co., Inc. (The)	1,018	9,611
Kao Corp.	174	8,696
KDDI Corp.	331	10,504
Kewpie Corp.	418	8,597
Keyence Corp.	17	8,731
Kinden Corp.	602	8,601
Kirin Holdings Co. Ltd.	551	8,818
Kobayashi Pharmaceutical Co. Ltd.	129	10,065
Kobe Bussan Co. Ltd.	259	8,055
Koei Tecmo Holdings Co. Ltd.	227	8,170
Kokuyo Co. Ltd.	577	8,431
Kose Corp.	85	7,763
K’s Holdings Corp.(a)	900	8,838
Kuraray Co. Ltd.	1,100	9,853
Kusuri no Aoki Holdings Co. Ltd.	152	9,056
Kyocera Corp.	160	9,864
Kyudenko Corp.	283	7,230
Kyushu Electric Power Co., Inc.	1,300	9,612
Kyushu Financial Group, Inc.(a)	2,620	10,099
LaSalle Logiport REIT	6	9,574
Lasertec Corp.	47	10,522
Lawson, Inc.(a)	204	8,966
Lintec Corp.	458	10,619
Lion Corp.	570	7,437
M3, Inc.	147	5,627
Mani, Inc.	481	6,959
Maruichi Steel Tube Ltd.(a)	404	8,945
Maruwa Unyu Kikan Co. Ltd.	747	8,534
Matsui Securities Co. Ltd.(a)	1,398	9,755
Mebuki Financial Group, Inc.	4,500	10,031
Medipal Holdings Corp.	517	9,297
MEIJI Holdings Co. Ltd.	161	10,042
Menicon Co. Ltd.	255	5,647
MISUMI Group, Inc.	260	8,451
Mitsubishi Chemical Holdings Corp.	1,200	9,415
	Shares	Value
Japan-(continued)
Mitsubishi Electric Corp.	780	$9,772
Mitsubishi Materials Corp.	500	8,893
Mitsubishi Shokuhin Co. Ltd.	382	9,374
Mitsui Fudosan Logistics Park, Inc.	2	9,824
Miura Co. Ltd.	228	6,740
Mizuho Financial Group, Inc.	700	9,434
MonotaRO Co. Ltd.(a)	462	7,520
Mori Hills REIT Investment Corp.(a)	7	8,580
Morinaga & Co. Ltd.(a)	293	9,337
Morinaga Milk Industry Co. Ltd.	166	8,025
Murata Manufacturing Co. Ltd.	120	8,988
Nagase & Co. Ltd.	600	9,578
Nankai Electric Railway Co. Ltd.	463	9,171
NEC Corp.	188	7,309
NEC Networks & System Integration Corp.(a)	534	7,702
NET One Systems Co. Ltd.	313	7,427
Nexon Co. Ltd.	557	10,507
NH Foods Ltd.	258	9,905
Nichirei Corp.	382	8,779
Nidec Corp.	88	7,789
Nihon Kohden Corp.	298	7,906
Nihon M&A Center Holdings, Inc.	344	5,412
Nintendo Co. Ltd.	21	10,287
Nippon Accommodations Fund, Inc.	2	10,796
Nippon Building Fund, Inc.	2	11,553
Nippon Kayaku Co. Ltd.	900	8,927
Nippon Prologis REIT, Inc.	3	9,353
Nippon Shinyaku Co. Ltd.	128	8,373
Nippon Telegraph & Telephone Corp.	376	10,702
Nippon Television Holdings, Inc.	930	9,707
Nipro Corp.	900	8,334
Nisshin Seifun Group, Inc.	608	8,532
Nissin Foods Holdings Co. Ltd.	131	9,297
Nitori Holdings Co. Ltd.(a)	55	7,871
Noevir Holdings Co. Ltd.	199	9,005
NOF Corp.	180	8,228
NOK Corp.	800	8,549
Nomura Holdings, Inc.	2,108	9,287
Nomura Real Estate Master Fund, Inc.	7	9,687
Nomura Research Institute Ltd.	267	9,382
NS Solutions Corp.	297	8,427
OBIC Business Consultants Co. Ltd.	206	7,770
Obic Co. Ltd.	52	8,565
Oji Holdings Corp.	1,890	9,987
Ono Pharmaceutical Co. Ltd.	421	10,156
Osaka Gas Co. Ltd.	521	8,845
Otsuka Corp.	197	7,979
Paltac Corp.	236	9,058
Pan Pacific International Holdings Corp.	507	6,832
Pigeon Corp.	364	7,106
Pola Orbis Holdings, Inc.	461	6,856
Rakus Co. Ltd.	300	6,072
Rengo Co. Ltd.	1,259	9,358
RENOVA, Inc.(a)(b)	275	3,889
Rohm Co. Ltd.	100	8,394
Rohto Pharmaceutical Co. Ltd.	306	8,453
Sankyo Co. Ltd.	383	9,849
Sansan, Inc.(b)	383	4,268
Santen Pharmaceutical Co. Ltd.	692	7,872
Secom Co. Ltd.	133	9,389
Sega Sammy Holdings, Inc.(a)	767	12,851
Sekisui House REIT, Inc.	12	8,158

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Seven & i Holdings Co. Ltd.	227	$11,079
Seven Bank Ltd.(a)	4,400	9,282
SG Holdings Co. Ltd.	355	7,546
SHIFT, Inc.(b)	44	7,372
Shimamura Co. Ltd.	113	10,317
Shimano, Inc.	34	7,646
Shinsei Bank Ltd.(a)	410	7,565
Ship Healthcare Holdings, Inc.	404	9,062
Shizuoka Bank Ltd. (The)(a)	1,274	9,987
SHO-BOND Holdings Co. Ltd.(a)	224	9,809
Skylark Holdings Co. Ltd.(a)	700	9,120
SMC Corp.	16	8,939
Softbank Corp.	752	9,404
SoftBank Group Corp.	181	7,996
Sohgo Security Services Co. Ltd.	229	8,318
Sojitz Corp.	675	10,532
Sompo Holdings, Inc.	230	10,748
Sony Group Corp.	97	10,823
Square Enix Holdings Co. Ltd.	173	8,458
Sugi Holdings Co. Ltd.	134	7,850
Sumitomo Electric Industries Ltd.	757	10,041
Sundrug Co. Ltd.	304	7,650
Suntory Beverage & Food Ltd.	248	9,550
Suzuken Co. Ltd.	340	10,047
Sysmex Corp.	89	8,440
Taisho Pharmaceutical Holdings Co. Ltd.(a)	166	8,146
Taiyo Yuden Co. Ltd.	172	8,332
Takara Bio, Inc.	352	7,053
TDK Corp.	288	10,374
Terumo Corp.	239	8,725
TIS, Inc.	358	9,399
Toda Corp.	1,415	9,139
Toho Gas Co. Ltd.	215	5,873
Tohoku Electric Power Co., Inc.	1,301	9,151
Tokai Carbon Co. Ltd.	700	7,247
Tokio Marine Holdings, Inc.	205	12,233
Tokuyama Corp.	500	7,942
Tokyo Electric Power Co. Holdings, Inc.(b)	3,900	10,380
Tokyo Electron Ltd.	24	11,651
Tokyo Gas Co. Ltd.	521	10,510
Tokyo Ohka Kogyo Co. Ltd.(a)	161	9,501
Toshiba Corp.	237	9,810
Toshiba TEC Corp.	239	9,020
Tosoh Corp.	567	8,861
Toyo Suisan Kaisha Ltd.	233	9,556
Toyota Boshoku Corp.	552	9,797
Toyota Motor Corp.	580	11,462
Trend Micro, Inc.(b)	183	9,718
Tsumura & Co.	304	8,582
Tsuruha Holdings, Inc.	80	6,433
Ube Industries Ltd.	500	8,987
Unicharm Corp.	232	8,967
Welcia Holdings Co. Ltd.	289	7,826
Yakult Honsha Co. Ltd.	176	8,924
Yamaguchi Financial Group, Inc.	1,683	10,432
Yamato Holdings Co. Ltd.	393	8,375
Yamazaki Baking Co. Ltd.	601	8,588
Yaoko Co. Ltd.	156	9,010
Z Holdings Corp.	1,600	8,165
Zensho Holdings Co. Ltd.(a)	400	9,606
	Shares	Value
Japan-(continued)
Zeon Corp.	763	$8,780
ZOZO, Inc.	266	7,076
		2,253,521
Jordan-0.12%
Hikma Pharmaceuticals PLC	290	8,130
Luxembourg-0.40%
Eurofins Scientific SE	71	7,106
L’Occitane International S.A.	2,900	11,387
RTL Group S.A.	164	9,192
		27,685
Mexico-0.11%
Fresnillo PLC	880	7,377
Netherlands-1.59%
Adyen N.V.(a)(b)(c)	3	6,104
ASML Holding N.V.	12	8,190
Euronext N.V.(c)	86	8,262
Heineken Holding N.V.	109	9,549
Heineken N.V.	92	9,855
IMCD N.V.	51	8,778
Koninklijke Ahold Delhaize N.V.	304	9,834
Koninklijke DSM N.V.	49	9,208
Koninklijke KPN N.V.	3,182	10,451
Koninklijke Philips N.V.	220	7,283
Koninklijke Vopak N.V.	238	8,143
Universal Music Group N.V.	266	6,593
Wolters Kluwer N.V.	89	9,048
		111,298
New Zealand-0.72%
a2 Milk Co. Ltd. (The)(b)	2,438	8,953
Contact Energy Ltd.	1,770	9,112
Fisher & Paykel Healthcare Corp. Ltd.	441	8,105
Mainfreight Ltd.	147	8,079
Spark New Zealand Ltd.	2,961	8,430
Xero Ltd.(b)	92	7,438
		50,117
Norway-0.80%
Gjensidige Forsikring ASA	438	10,660
Orkla ASA	1,143	10,894
Salmar ASA	152	10,333
Schibsted ASA, Class A	91	2,686
Schibsted ASA, Class B	114	2,998
Telenor ASA	581	9,564
TOMRA Systems ASA	170	8,471
		55,606
Poland-0.74%
CD Projekt S.A.(a)	229	10,128
Cyfrowy Polsat S.A.	1,084	8,330
Dino Polska S.A.(b)(c)	120	9,204
KGHM Polska Miedz S.A.	223	7,649
Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,257	8,125
Powszechny Zaklad Ubezpieczen S.A.	957	8,481
		51,917
Portugal-0.16%
Jeronimo Martins SGPS S.A.	478	11,475
Russia-0.11%
Polymetal International PLC	514	7,358

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Singapore-3.04%
Ascendas REIT	4,523	$9,251
CapitaLand Integrated Commercial Trust	6,660	9,574
Jardine Cycle & Carriage Ltd.	697	10,459
Kenon Holdings Ltd.	259	14,461
Keppel Corp. Ltd.	2,600	10,882
Keppel DC REIT	5,522	8,750
Keppel REIT	12,845	10,675
Mapletree Commercial Trust	6,687	8,915
Mapletree Industrial Trust	4,757	8,843
Mapletree Logistics Trust	6,750	8,453
NetLink NBN Trust(c)	14,178	10,187
Olam International Ltd.	8,396	10,475
Singapore Exchange Ltd.	1,341	9,253
Singapore Post Ltd.	21,006	9,899
Singapore Technologies Engineering Ltd.	3,600	9,954
Singapore Telecommunications Ltd.	5,900	10,626
StarHub Ltd.	11,292	10,793
STMicroelectronics N.V.	228	10,691
UOL Group Ltd.	1,974	10,660
Venture Corp. Ltd.	714	9,327
Wing Tai Holdings Ltd.	7,495	9,804
		211,932
South Korea-10.25%
Amorepacific Corp.(b)	52	6,801
Amorepacific Corp., Preference Shares(b)	147	8,816
Amorepacific Group(b)	205	7,018
BGF retail Co. Ltd.(b)	66	8,936
BNK Financial Group, Inc.(b)	1,504	10,187
Celltrion Healthcare Co. Ltd.	98	5,182
Celltrion Pharm, Inc.(b)	72	5,003
Celltrion, Inc.	41	5,225
Cheil Worldwide, Inc.	509	9,342
CJ CheilJedang Corp.(b)	26	7,567
CJ CheilJedang Corp., Preference Shares(b)	58	7,411
CJ ENM Co. Ltd.(b)	77	7,974
CJ Logistics Corp.(b)	70	6,788
Coway Co. Ltd.(b)	154	8,942
DB Insurance Co. Ltd.(b)	202	10,181
DGB Financial Group, Inc.(b)	1,281	9,864
DL Holdings Co. Ltd.(b)	163	7,700
Dongsuh Cos., Inc.	409	8,722
E-MART, Inc.(b)	66	7,308
Fila Holdings Corp.(b)	265	6,507
Green Cross Corp.(b)	31	4,575
GS Holdings Corp.(b)	281	8,919
GS Retail Co. Ltd.(b)	346	7,804
Hana Financial Group, Inc.	263	10,002
Hanmi Pharm Co. Ltd.(b)	38	7,836
Hanwha Aerospace Co. Ltd.(b)	235	9,507
Hanwha Corp., Preference Shares(b)	741	9,217
Hanwha Solutions Corp.(b)	299	8,070
Hite Jinro Co. Ltd.(b)	349	8,629
HMM Co. Ltd.(b)	282	5,205
Hyundai Department Store Co. Ltd.(b)	146	8,721
Hyundai Doosan Infracore Co. Ltd.(b)	1,237	6,069
Hyundai Glovis Co. Ltd.	62	8,454
Hyundai Marine & Fire Insurance Co. Ltd.(b)	460	9,781
Hyundai Mobis Co. Ltd.	43	8,378
Industrial Bank of Korea(b)	1,134	9,840
Kakao Corp.(b)	77	5,587
KB Financial Group, Inc.	223	11,242
KCC Corp.	31	9,956
	Shares	Value
South Korea-(continued)
KEPCO Plant Service & Engineering Co. Ltd.(b)	309	$8,470
Korea Aerospace Industries Ltd.(b)	365	10,981
Korea Electric Power Corp.(b)	493	8,533
Korea Gas Corp.(b)	327	9,592
Korea Investment Holdings Co. Ltd.(b)	125	7,648
Korea Zinc Co. Ltd.(b)	23	9,800
Korean Air Lines Co. Ltd.(b)	381	9,203
KT&G Corp.(b)	145	9,446
Kumho Petrochemical Co. Ltd.(b)	62	7,698
LG Household & Health Care Ltd.	7	5,694
LG Household & Health Care Ltd., Preference Shares	2	912
LG Innotek Co. Ltd.	54	16,161
LG Uplus Corp.	820	8,892
LOTTE Chemical Corp.(b)	48	7,869
LOTTE Fine Chemical Co. Ltd.(b)	168	9,643
Medy-Tox, Inc.(b)	66	6,406
Mirae Asset Securities Co. Ltd.	1,083	7,719
Mirae Asset Securities Co. Ltd., Second Pfd.	450	1,646
NAVER Corp.	26	6,888
NCSoft Corp.(b)	18	8,133
Netmarble Corp.(b)(c)	93	8,556
NH Investment & Securities Co. Ltd.(b)	891	8,512
NHN Corp.(b)	334	9,596
NongShim Co. Ltd.	39	10,511
Orion Corp.(b)	93	7,578
Ottogi Corp.(b)	22	8,004
Pearl Abyss Corp.(b)	132	10,594
POSCO	35	7,912
Posco International Corp.	523	8,908
S-1 Corp.	145	8,214
Samsung Biologics Co. Ltd.(b)(c)	12	7,388
Samsung C&T Corp.	89	8,052
Samsung Card Co. Ltd.	343	8,855
Samsung Engineering Co. Ltd.(b)	499	9,016
Samsung Fire & Marine Insurance Co. Ltd.	49	8,223
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	4	523
Samsung SDS Co. Ltd.	69	8,193
Samsung Securities Co. Ltd.	239	8,053
Seegene, Inc.	177	7,987
Shin Poong Pharmaceutical Co. Ltd.(b)	165	3,296
Shinhan Financial Group Co. Ltd.	302	9,662
Shinsegae, Inc.(b)	44	8,615
SK Chemicals Co. Ltd.(b)	66	7,003
SK Networks Co. Ltd.(b)	2,135	8,078
SK Square Co. Ltd.(b)	74	3,376
SK Telecom Co. Ltd.	115	5,435
S-Oil Corp.	128	9,556
SSANGYONG C&E Co. Ltd.	1,418	9,045
Woori Financial Group, Inc.	1,049	12,823
Yuhan Corp.(b)	191	9,070
		715,234
Spain-1.19%
Acciona S.A.	62	10,824
Enagas S.A.	443	9,579
Endesa S.A.	415	9,319
Fluidra S.A.	242	7,700
Grifols S.A.(a)	413	7,261
Iberdrola S.A.	816	9,406
Industria de Diseno Textil S.A.	290	8,743

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Spain-(continued)
Mapfre S.A.	4,687	$10,201
Red Electrica Corp. S.A.	497	10,007
		83,040
Sweden-2.39%
Atlas Copco AB, Class A	99	5,813
Atlas Copco AB, Class B	59	3,003
Epiroc AB, Class A	304	6,455
Epiroc AB, Class B	184	3,317
Essity AB, Class B	319	8,971
Evolution AB(c)	60	7,443
Getinge AB, Class B	247	9,672
Holmen AB, Class B	202	9,782
Industrivarden AB, Class A(a)	289	9,108
Investor AB, Class A	96	2,189
Investor AB, Class B	328	7,132
L E Lundbergforetagen AB, Class B	158	8,087
Nibe Industrier AB, Class B	726	6,869
Sagax AB, Class D	2,524	8,541
Sinch AB(a)(b)(c)	441	4,510
Svenska Cellulosa AB S.C.A., Class A	20	348
Svenska Cellulosa AB S.C.A., Class B	555	9,647
Svenska Handelsbanken AB, Class B	832	10,069
Sweco AB, Class B	576	8,081
Swedish Match AB	1,106	8,510
Swedish Orphan Biovitrum AB, Class B(b)	459	9,004
Tele2 AB, Class B	681	9,875
Telefonaktiebolaget LM Ericsson, Class A	10	124
Telefonaktiebolaget LM Ericsson, Class B	845	10,477
		167,027
Switzerland-2.77%
Alcon, Inc.	123	9,441
Banque Cantonale Vaudoise	120	9,861
Barry Callebaut AG	4	9,148
BKW AG	88	10,446
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,586
EMS-Chemie Holding AG	9	9,061
Givaudan S.A.	2	8,258
Logitech International S.A., Class R(a)	98	8,195
Lonza Group AG	12	8,221
Nestle S.A.	81	10,386
PSP Swiss Property AG	76	9,164
Roche Holding AG	24	9,236
Roche Holding AG, BR	1	409
Schindler Holding AG	10	2,497
Schindler Holding AG, PC(a)	22	5,484
SGS S.A.	3	8,515
SIG Combibloc Group AG(b)	337	7,781
Sika AG	28	9,754
Straumann Holding AG, Class R	5	8,227
Swatch Group AG (The)	182	10,149
Swisscom AG	17	9,644
Tecan Group AG, Class R	17	8,223
VAT Group AG(c)	24	9,719
		193,405
Taiwan-0.12%
FIT Hon Teng Ltd.(a)(b)(c)	49,000	8,580
United Kingdom-5.63%
Admiral Group PLC	209	8,854
AstraZeneca PLC	87	10,058
Auto Trader Group PLC(c)	1,156	10,426
	Shares	Value
United Kingdom-(continued)
AVEVA Group PLC	178	$7,028
B&M European Value Retail S.A.	1,331	10,159
British American Tobacco PLC	275	11,672
Bunzl PLC	280	10,440
ConvaTec Group PLC(c)	3,234	7,644
Croda International PLC	81	8,706
DCC PLC	119	9,965
Dechra Pharmaceuticals PLC	142	7,957
Derwent London PLC	196	8,977
Diageo PLC	208	10,459
Direct Line Insurance Group PLC	2,394	9,857
Experian PLC	228	9,499
GlaxoSmithKline PLC	505	11,149
Halma PLC	244	8,250
Hargreaves Lansdown PLC	490	8,853
HomeServe PLC	771	7,936
Howden Joinery Group PLC	776	8,535
HSBC Holdings PLC	1,910	13,657
Imperial Brands PLC	480	11,317
Intertek Group PLC	139	10,036
Kingfisher PLC	2,093	9,383
London Stock Exchange Group PLC	92	8,965
National Grid PLC	785	11,442
Pearson PLC	966	8,001
Pennon Group PLC	589	8,573
RELX PLC	337	10,304
Renishaw PLC(a)	136	8,373
Rentokil Initial PLC	1,272	8,873
Rightmove PLC	1,031	9,047
Sage Group PLC (The)	995	9,673
Segro PLC	572	10,012
Severn Trent PLC	264	10,197
Spirax-Sarco Engineering PLC	46	8,231
SSE PLC	450	9,589
Tate & Lyle PLC	1,040	9,920
Tesco PLC	2,886	11,525
Unilever PLC	184	9,332
United Utilities Group PLC	698	10,017
		392,891
United States-0.68%
Amcor PLC, CDI	797	9,486
Avast PLC(c)	1,249	10,291
Oracle Corp.(a)	122	9,073
QIAGEN N.V.(b)	183	8,975
Waste Connections, Inc.	79	9,844
		47,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.99% (Cost $6,952,778)		6,839,934
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.01%
Invesco Private Government Fund, 0.02%(d)(e)(f)	146,615	146,615

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	342,810	$342,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $489,508)		489,493
TOTAL INVESTMENTS IN SECURITIES-105.00% (Cost $7,442,286)		7,329,427
OTHER ASSETS LESS LIABILITIES-(5.00)%		(349,060)
NET ASSETS-100.00%		$6,980,367
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $230,665, which represented 3.30% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$119,770	$(119,770)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	112,402	212,050	(177,837)	-	-	146,615	6*
Invesco Private Prime Fund	262,272	445,779	(365,112)	(15)	(46)	342,878	72*
Total	$374,674	$777,599	$(662,719)	$(15)	$(46)	$489,493	$79

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Brazil-1.78%
BB Seguridade Participacoes S.A.	379,600	$1,654,227
ENGIE Brasil Energia S.A.	241,900	1,854,111
Neoenergia S.A.	425,500	1,317,367
Telefonica Brasil S.A.	180,800	1,691,553
		6,517,258
China-9.37%
Agricultural Bank of China Ltd., H Shares	4,870,425	1,853,589
Bank of China Ltd., H Shares	6,290,200	2,446,781
Bank of Communications Co. Ltd., H Shares	2,846,157	1,910,286
Beijing Enterprises Holdings Ltd.	425,227	1,448,443
China Cinda Asset Management Co. Ltd., H Shares	8,940,530	1,639,819
China CITIC Bank Corp. Ltd., H Shares	3,620,993	1,725,544
China Conch Venture Holdings Ltd.	320,520	1,522,948
China Construction Bank Corp., H Shares	2,597,476	1,988,654
China Life Insurance Co. Ltd., H Shares	991,888	1,748,343
China Railway Group Ltd., H Shares	2,672,393	1,645,066
China Tower Corp. Ltd., H Shares(a)	12,171,724	1,469,818
Chongqing Rural Commercial Bank Co. Ltd., H Shares(b)	4,516,898	1,653,648
Guotai Junan Securities Co. Ltd., H Shares(a)(c)	1,035,222	1,572,684
Haitong Securities Co. Ltd., H Shares	1,704,136	1,530,818
Hengan International Group Co. Ltd.	304,093	1,481,468
Huatai Securities Co. Ltd., H Shares(a)	878,812	1,568,011
Industrial & Commercial Bank of China Ltd., H Shares	3,126,831	1,891,682
People’s Insurance Co. Group of China Ltd. (The), H Shares	5,940,726	1,874,202
Want Want China Holdings Ltd.	1,848,124	1,808,412
Yum China Holdings, Inc.	30,418	1,465,235
		34,245,451
Colombia-0.40%
Bancolombia S.A., Preference Shares	162,740	1,454,836
Czech Republic-1.10%
CEZ A.S.	54,912	2,036,056
Komercni banka A.S.	44,747	1,982,696
		4,018,752
Egypt-0.46%
Commercial International Bank Egypt S.A.E.(c)	517,369	1,690,753
Greece-0.85%
Hellenic Telecommunications Organization S.A.	90,438	1,757,499
Mytilineos S.A.	79,786	1,360,548
		3,118,047
Hungary-0.87%
MOL Hungarian Oil & Gas PLC	185,666	1,611,537
OTP Bank Nyrt(c)	26,758	1,548,055
		3,159,592
India-0.80%
Infosys Ltd., ADR(b)	61,667	1,453,491
WNS (Holdings) Ltd., ADR(b)(c)	17,468	1,470,107
		2,923,598
Indonesia-1.22%
PT Bank Central Asia Tbk	2,959,376	1,577,912
	Shares	Value
Indonesia-(continued)
PT Indofood CBP Sukses Makmur Tbk	2,406,594	$1,461,711
PT Indofood Sukses Makmur Tbk	3,246,480	1,427,756
		4,467,379
Kuwait-3.45%
Gulf Bank KSCP	2,454,940	2,407,122
Kuwait Finance House KSCP	1,325,912	3,965,917
Mobile Telecommunications Co. KSCP	1,501,046	2,968,394
National Bank of Kuwait SAKP	947,975	3,246,165
		12,587,598
Malaysia-5.17%
CIMB Group Holdings Bhd.	1,194,800	1,487,196
Hong Leong Bank Bhd.	529,900	2,462,533
IHH Healthcare Bhd.	1,037,347	1,598,587
Kuala Lumpur Kepong Bhd.	330,800	1,707,151
Malayan Banking Bhd.	1,180,992	2,333,486
Petronas Gas Bhd.	525,800	2,136,789
Public Bank Bhd.	1,730,300	1,740,428
RHB Bank Bhd.	1,451,300	1,927,901
Telekom Malaysia Bhd.	1,247,100	1,509,192
Tenaga Nasional Bhd.	901,472	1,974,187
		18,877,450
Mexico-4.97%
America Movil S.A.B. de C.V., Series L(b)	1,867,529	1,755,472
Arca Continental S.A.B. de C.V.	309,870	1,830,948
Becle S.A.B. de C.V.	565,262	1,364,359
Coca-Cola FEMSA S.A.B. de C.V., Series L(b)	367,361	1,926,204
Fibra Uno Administracion S.A. de C.V.(b)	1,470,606	1,509,848
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(b)(d)	234,285	1,760,910
Gruma S.A.B. de C.V., Class B(b)	139,945	1,828,523
Grupo Elektra S.A.B. de C.V.(b)	47,419	3,112,536
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	1,008,749	1,455,795
Promotora y Operadora de Infraestructura S.A.B de C.V.(b)	221,148	1,611,620
		18,156,215
Philippines-0.41%
Bank of the Philippine Islands	771,006	1,486,645
Poland-1.13%
Cyfrowy Polsat S.A.	168,070	1,291,520
Orange Polska S.A.(c)	775,024	1,495,527
Powszechny Zaklad Ubezpieczen S.A.	152,786	1,353,997
		4,141,044
Qatar-5.83%
Commercial Bank P.S.Q.C. (The)	951,019	1,867,560
Doha Bank Q.P.S.C.	2,022,635	1,628,218
Ezdan Holding Group Q.S.C.(c)	3,831,480	1,531,119
Industries Qatar Q.S.C.	399,560	1,846,909
Masraf Al Rayan Q.S.C.	1,998,372	2,697,610
Mesaieed Petrochemical Holding Co. Q.P.S.C.	3,335,825	2,230,908
Ooredoo Q.P.S.C.	900,763	1,798,557
Qatar Gas Transport Co. Ltd.	2,404,096	2,385,605
Qatar Islamic Bank (S.A.Q)	469,655	2,528,217
Qatar National Bank Q.P.S.C.	462,415	2,773,728
		21,288,431
Romania-0.54%
NEPI Rockcastle PLC	289,260	1,958,442
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Russia-0.72%
Mobile TeleSystems PJSC, ADR	197,390	$1,508,060
X5 Retail Group N.V., GDR(a)	49,323	1,119,378
		2,627,438
Saudi Arabia-13.67%
Abdullah Al Othaim Markets Co.	67,250	1,899,971
Advanced Petrochemical Co.	81,434	1,628,253
Al Rajhi Bank	41,711	1,651,840
Alinma Bank	323,999	2,593,947
Almarai Co. JSC	155,804	2,042,052
Arab National Bank	361,845	2,671,475
Arabian Centres Co. Ltd.	279,368	1,705,143
Bank AlBilad(c)	126,203	1,881,191
Bank Al-Jazira	335,257	2,070,577
Company for Cooperative Insurance (The)	67,517	1,402,663
Dar Al Arkan Real Estate Development Co.(c)	683,578	1,880,489
Dr Sulaiman Al Habib Medical Services Group Co.	37,095	1,631,353
Etihad Etisalat Co.	275,565	2,399,574
Jarir Marketing Co.	38,558	2,072,281
Mouwasat Medical Services Co.	32,070	1,697,618
Riyad Bank	217,790	1,978,919
Saudi Arabian Oil Co.(a)	397,845	3,965,346
Saudi Basic Industries Corp.	62,012	2,064,814
Saudi British Bank (The)	201,648	2,162,303
Saudi Electricity Co.	230,831	1,617,557
Saudi National Bank (The)	98,742	1,948,637
Saudi Telecom Co.	57,531	1,805,308
Savola Group (The)	227,171	2,068,579
United Electronics Co.	40,579	1,507,693
Yanbu National Petrochemical Co., Class A	87,762	1,591,670
		49,939,253
South Africa-3.07%
Capitec Bank Holdings Ltd.	12,373	1,617,956
Clicks Group Ltd.(b)	80,027	1,526,669
Growthpoint Properties Ltd.	1,520,286	1,444,130
Remgro Ltd.	183,038	1,569,489
Sanlam Ltd.	401,161	1,644,427
Tiger Brands Ltd.(b)	131,268	1,565,111
Vodacom Group Ltd.	194,557	1,846,594
		11,214,376
South Korea-6.73%
GS Retail Co. Ltd.(c)	63,085	1,422,930
Hotel Shilla Co. Ltd.(b)	21,221	1,292,478
Hyundai Department Store Co. Ltd.(c)	21,977	1,312,672
Industrial Bank of Korea(c)	178,324	1,547,317
Kangwon Land, Inc.(c)	70,148	1,476,864
KT&G Corp.(c)	37,681	2,454,614
LG Uplus Corp.	137,938	1,495,822
NH Investment & Securities Co. Ltd.(c)	123,559	1,180,435
NongShim Co. Ltd.	7,046	1,898,979
S-1 Corp.	31,207	1,767,835
Samsung Card Co. Ltd.	59,540	1,537,153
Samsung Electronics Co. Ltd.	24,030	1,488,431
Samsung Fire & Marine Insurance Co. Ltd.	8,586	1,440,915
Samsung Securities Co. Ltd.	34,518	1,163,059
Shinhan Financial Group Co. Ltd.	45,502	1,455,754
Woori Financial Group, Inc.	135,072	1,651,146
		24,586,404
Taiwan-23.31%
Asia Cement Corp.	1,173,000	1,864,047
	Shares	Value
Taiwan-(continued)
Catcher Technology Co. Ltd.	259,000	$1,457,193
Chang Hwa Commercial Bank Ltd.	4,051,267	2,594,071
Chicony Electronics Co. Ltd.	509,000	1,630,630
Chunghwa Telecom Co. Ltd.	848,222	3,599,284
Compal Electronics, Inc.	1,815,000	1,646,711
CTBC Financial Holding Co. Ltd.	2,094,053	2,098,906
E.Sun Financial Holding Co. Ltd.	2,845,891	2,986,062
Far Eastern New Century Corp.	1,487,000	1,553,122
Far EasTone Telecommunications Co. Ltd.	1,386,993	3,256,085
First Financial Holding Co. Ltd.	3,213,684	2,924,344
Formosa Chemicals & Fibre Corp.	585,095	1,661,240
Highwealth Construction Corp.	1,150,300	1,937,739
Hua Nan Financial Holdings Co. Ltd.	3,662,030	2,902,218
Inventec Corp.	1,925,000	1,767,221
Kings Town Bank Co. Ltd.	1,388,000	2,026,866
Lien Hwa Industrial Holdings Corp.	775,580	1,714,529
Lite-On Technology Corp.	618,000	1,413,966
Mega Financial Holding Co. Ltd.	1,984,777	2,654,779
Nan Ya Plastics Corp.	501,930	1,562,924
Pegatron Corp.	681,000	1,709,380
President Chain Store Corp.	220,000	2,111,255
Quanta Computer, Inc.	491,000	1,663,215
Radiant Opto-Electronics Corp.	426,000	1,582,502
Shanghai Commercial & Savings Bank Ltd. (The)	961,000	1,619,359
Shin Kong Financial Holding Co. Ltd.	3,790,000	1,526,804
SinoPac Financial Holdings Co. Ltd.	3,746,421	2,237,307
Synnex Technology International Corp.	697,264	1,720,907
Taishin Financial Holding Co. Ltd.	2,953,106	2,108,154
Taiwan Business Bank	7,689,154	2,867,300
Taiwan Cement Corp.	989,317	1,667,915
Taiwan Cooperative Financial Holding Co. Ltd.	3,104,068	2,976,306
Taiwan Fertilizer Co. Ltd.	620,000	1,493,649
Taiwan High Speed Rail Corp.	1,911,000	1,971,883
Taiwan Mobile Co. Ltd.	863,162	3,095,747
Taiwan Semiconductor Manufacturing Co. Ltd.	70,397	1,603,149
Tripod Technology Corp.	340,000	1,580,913
Uni-President Enterprises Corp.	841,181	2,058,698
Wistron Corp.	1,494,000	1,693,070
WPG Holdings Ltd.	838,937	1,653,426
Yuanta Financial Holding Co. Ltd.	1,740,010	1,596,668
Yulon Finance Corp.	219,750	1,380,754
		85,170,298
Thailand-9.15%
Advanced Info Service PCL, NVDR	290,918	1,932,146
B. Grimm Power PCL, NVDR	1,165,342	1,244,850
Bangkok Bank PCL, NVDR	391,866	1,595,059
Bangkok Dusit Medical Services PCL, NVDR	2,526,397	1,702,180
Bangkok Expressway & Metro PCL, NVDR	6,368,469	1,572,897
Berli Jucker PCL, NVDR	1,434,212	1,369,745
BTS Group Holdings PCL, NVDR	5,812,263	1,610,175
Charoen Pokphand Foods PCL, NVDR	2,210,438	1,684,446
CP ALL PCL, NVDR	965,062	1,828,253
Electricity Generating PCL, NVDR	355,650	1,818,041
Home Product Center PCL, NVDR	3,462,162	1,470,538
Krung Thai Bank PCL, NVDR	3,716,364	1,568,374
Land & Houses PCL, NVDR	7,026,335	2,073,837
Osotspa PCL, NVDR	1,509,382	1,465,737
PTT Exploration & Production PCL, NVDR	412,874	1,610,429
PTT PCL, NVDR	1,367,242	1,601,515
Ratch Group PCL, NVDR	1,324,156	1,771,656
Siam Cement PCL (The), NVDR	169,593	1,965,657

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
Thai Beverage PCL	3,462,317	$1,680,628
Tisco Financial Group PCL, NVDR	620,403	1,845,624
		33,411,787
Turkey-1.03%
BIM Birlesik Magazalar A.S.	258,705	1,362,094
Turkcell Iletisim Hizmetleri A.S.	926,390	1,290,613
Ulker Biskuvi Sanayi A.S.	874,293	1,119,627
		3,772,334
United Arab Emirates-3.92%
Abu Dhabi Commercial Bank PJSC	844,897	2,061,033
Abu Dhabi Islamic Bank PJSC	1,052,165	1,993,283
Abu Dhabi National Oil Co. for Distribution PJSC	1,362,104	1,531,558
Aldar Properties PJSC	1,581,757	1,785,577
Dubai Islamic Bank PJSC	1,578,995	2,370,490
Emirates NBD Bank PJSC	423,039	1,545,951
Emirates Telecommunications Group Co. PJSC	161,492	1,455,299
First Abu Dhabi Bank PJSC	289,751	1,580,362
		14,323,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $327,161,742)		365,136,934
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.56%
Invesco Private Government Fund, 0.02%(e)(f)(g)	2,735,043	$2,735,043
Invesco Private Prime Fund, 0.11%(e)(f)(g)	6,602,807	6,604,128
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,339,588)		9,339,171
TOTAL INVESTMENTS IN SECURITIES-102.51% (Cost $336,501,330)		374,476,105
OTHER ASSETS LESS LIABILITIES-(2.51)%		(9,151,472)
NET ASSETS-100.00%		$365,324,633

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $9,695,237, which represented 2.65% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,266,939	$15,012,571	$(24,279,510)	$-	$-	$-	$33
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,823,421	7,031,302	(6,119,680)	-	-	2,735,043	56*
Invesco Private Prime Fund	4,254,649	13,208,714	(10,858,326)	(418)	(491)	6,604,128	702*
Total	$15,345,009	$35,252,587	$(41,257,516)	$(418)	$(491)	$9,339,171	$791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2022
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Brazil-4.50%
Braskem S.A., Class A, Preference Shares	815	$7,547
Cia Siderurgica Nacional S.A.	4,300	20,682
Vale S.A.	16,000	243,676
		271,905
China-12.94%
Angang Steel Co. Ltd., H Shares	4,999	2,204
ANTA Sports Products Ltd.	4,269	64,042
Bosideng International Holdings Ltd.	10,000	4,861
BYD Co. Ltd., H Shares	3,025	87,068
China Coal Energy Co. Ltd., H Shares	9,000	5,074
China Hongqiao Group Ltd.	7,499	8,470
China International Marine Containers Group Co. Ltd., H Shares	1,380	2,494
China Longyuan Power Group Corp. Ltd., H Shares	11,349	23,135
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	21,898	39,586
Flat Glass Group Co. Ltd., H Shares	1,097	4,388
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,687	9,143
Ganfeng Lithium Co. Ltd., H Shares(b)	1,459	23,107
Great Wall Motor Co. Ltd., H Shares	20,502	55,254
Li Ning Co. Ltd.	11,317	109,870
NIO, Inc., ADR(a)	5,814	142,501
Shanghai Baosight Software Co. Ltd., B Shares	1,288	5,932
Shenzhou International Group Holdings Ltd.	2,449	45,227
Wuxi Biologics Cayman, Inc.(a)(b)	9,281	91,132
Xinyi Glass Holdings Ltd.	10,607	28,124
Yankuang Energy Group Co. Ltd., H Shares(c)	4,753	10,054
Zijin Mining Group Co. Ltd., H Shares	15,371	19,813
		781,479
Czech Republic-0.57%
CEZ A.S.	640	23,730
Komercni banka A.S.	236	10,457
		34,187
Greece-0.25%
Eurobank Ergasias Services and Holdings S.A.(a)	8,481	9,579
Star Bulk Carriers Corp.	256	5,693
		15,272
Hungary-0.61%
OTP Bank Nyrt(a)	639	36,969
India-29.42%
ABB India Ltd.	193	5,959
ACC Ltd.	278	8,549
Adani Green Energy Ltd.(a)	1,655	41,986
Adani Ports & Special Economic Zone Ltd.	2,701	26,039
Adani Transmission Ltd.(a)	1,779	47,238
Ambuja Cements Ltd.	3,189	15,666
Apollo Hospitals Enterprise Ltd.	508	30,424
Ashok Leyland Ltd.	6,904	12,355
Asian Paints Ltd.	1,551	65,388
Avenue Supermarts Ltd.(a)(b)	440	24,337
Bajaj Finance Ltd.	863	81,131
Bajaj Finserv Ltd.	177	37,503
Berger Paints India Ltd.	811	7,832
Bharat Electronics Ltd.	4,032	11,349
Bharat Forge Ltd.	915	9,044
Divi’s Laboratories Ltd.	495	26,804
DLF Ltd.	2,516	13,255
Grasim Industries Ltd.	2,361	54,800
Havells India Ltd.	995	15,836
	Shares	Value
India-(continued)
Hindalco Industries Ltd.	7,482	$49,182
ICICI Bank Ltd.	18,880	200,005
IDFC First Bank Ltd.(a)	8,945	5,643
Infosys Ltd.	14,851	347,315
JSW Steel Ltd.	6,369	53,681
Larsen & Toubro Infotech Ltd.(b)	147	12,394
Larsen & Toubro Ltd.	2,623	67,762
Marico Ltd.	1,527	9,875
Motherson Sumi Systems Ltd.	5,141	12,447
Motherson Sumi Wiring India Ltd.(d)	5,141	2,745
NMDC Ltd.	3,765	7,031
Pidilite Industries Ltd.	584	19,305
Power Finance Corp. Ltd.	3,395	5,558
Siemens Ltd.	289	9,065
State Bank of India	7,868	57,262
Tata Consumer Products Ltd.	2,160	21,098
Tata Motors Ltd.(a)	8,292	56,999
Tata Motors Ltd., Class A(a)	3,059	10,687
Tata Steel Ltd.	5,152	75,381
Tech Mahindra Ltd.	2,382	47,371
Titan Co. Ltd.	1,313	41,809
UltraTech Cement Ltd.	467	45,284
Vedanta Ltd.	7,140	30,866
Wipro Ltd.	6,880	52,792
		1,777,052
Kuwait-1.40%
Agility Public Warehousing Co. KSC	4,156	13,776
Kuwait Finance House KSCP	23,725	70,963
		84,739
Malaysia-0.56%
MR DIY Group M Bhd.(b)	4,900	4,156
Press Metal Aluminium Holdings Bhd.	16,500	24,284
Telekom Malaysia Bhd.	4,600	5,567
		34,007
Mexico-2.01%
Cemex S.A.B. de C.V., Series CPO(a)(c)(e)	62,706	38,263
Grupo Elektra S.A.B. de C.V.	271	17,788
Grupo Mexico S.A.B. de C.V., Class B	8,132	34,888
Grupo Televisa S.A.B., Series CPO(c)(f)	8,483	17,271
Ternium S.A., ADR	331	13,333
		121,543
Philippines-0.16%
International Container Terminal Services, Inc.	2,475	9,745
Poland-0.50%
Bank Polska Kasa Opieki S.A.	566	18,766
LPP S.A.	3	11,696
		30,462
Qatar-0.59%
Industries Qatar Q.S.C.	7,716	35,666
Russia-4.01%
Alrosa PJSC	11,439	16,785
Evraz PLC	2,621	17,848
Gazprom PJSC	43,562	186,996
Severstal PAO	1,045	20,324
		241,953
Saudi Arabia-14.67%
Advanced Petrochemical Co.	283	5,658
Al Rajhi Bank	7,285	288,501
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Alinma Bank	3,993	$31,968
Bank AlBilad(a)	1,206	17,977
Bank Al-Jazira	1,582	9,771
Dr Sulaiman Al Habib Medical Services Group Co.	410	18,031
Emaar Economic City(a)	1,474	5,068
Mouwasat Medical Services Co.	157	8,311
National Industrialization Co.(a)	1,611	9,784
National Petrochemical Co.	472	5,338
Rabigh Refining & Petrochemical Co.(a)	391	2,541
Riyad Bank	4,741	43,078
SABIC Agri-Nutrients Co.	742	33,488
Sahara International Petrochemical Co.	2,368	27,347
Saudi Arabian Mining Co.(a)	1,786	43,747
Saudi Basic Industries Corp.	2,622	87,305
Saudi Electricity Co.	2,676	18,752
Saudi Industrial Investment Group	1,018	9,279
Saudi Kayan Petrochemical Co.(a)	4,022	21,078
Saudi National Bank (The)	7,162	141,339
Saudi Telecom Co.	1,832	57,488
		885,849
South Africa-0.95%
Capitec Bank Holdings Ltd.	324	42,368
Pepkor Holdings Ltd.(b)	3,173	4,638
Woolworths Holdings Ltd.	3,015	10,353
		57,359
South Korea-11.23%
BNK Financial Group, Inc.(a)	869	5,886
Daewoo Engineering & Construction Co. Ltd.(a)	678	3,223
Ecopro BM Co. Ltd.	38	10,769
Hanwha Aerospace Co. Ltd.(a)	116	4,693
Hanwha Life Insurance Co. Ltd.(a)	920	2,264
HMM Co. Ltd.(a)	2,003	36,970
Hyundai Mipo Dockyard Co. Ltd.(a)	108	6,220
Hyundai Steel Co.	312	10,196
Kakao Corp.(a)	1,290	93,608
KCC Corp.	24	7,708
Kia Corp.	857	59,533
Korea Investment Holdings Co. Ltd.(a)	123	7,526
Korea Investment Holdings Co. Ltd., Preference Shares(a)	18	900
Korean Air Lines Co. Ltd.(a)	655	15,822
Kumho Petrochemical Co. Ltd.(a)	54	6,705
LG Electronics, Inc.	325	35,488
LG Electronics, Inc., Preference Shares	67	3,442
Mando Corp.(a)	103	4,501
Meritz Financial Group, Inc.(a)	247	8,954
Meritz Fire & Marine Insurance Co. Ltd.(a)	237	9,138
Meritz Securities Co. Ltd.	952	4,923
Pan Ocean Co. Ltd.(a)	722	2,977
POSCO	287	64,880
POSCO Chemical Co. Ltd.	104	9,784
Samsung Electronics Co. Ltd., Preference Shares	2,869	160,809
Samsung Engineering Co. Ltd.(a)	489	8,835
Samsung SDI Co. Ltd.	164	81,112
SKC Co. Ltd.(a)	76	9,152
SSANGYONG C&E Co. Ltd.	379	2,418
		678,436
Taiwan-10.68%
Asustek Computer, Inc.	2,062	26,740
Chailease Holding Co. Ltd.	5,373	49,487
	Shares		Value
Taiwan-(continued)
China Airlines Ltd.(a)		8,000	$6,964
China Development Financial Holding Corp.		48,000	31,829
China Motor Corp.		1,000	2,217
E Ink Holdings, Inc.		2,767	15,289
Eclat Textile Co. Ltd.		624	13,867
eMemory Technology, Inc.		174	10,145
Evergreen Marine Corp. Taiwan Ltd.		17,313	72,886
Fubon Financial Holding Co. Ltd.		30,318	83,259
Globalwafers Co. Ltd.		658	18,917
Innolux Corp.		31,052	19,442
momo.com, Inc.		287	11,866
Nan Ya Printed Circuit Board Corp.		1,294	22,765
Qisda Corp.		5,000	5,343
Ruentex Development Co. Ltd.		6,007	13,993
Ruentex Industries Ltd.		1,668	5,771
Sino-American Silicon Products, Inc.		1,770	13,761
TA Chen Stainless Pipe(a)		5,000	7,942
Taishin Financial Holding Co. Ltd.		32,000	22,844
Taiwan Glass Industry Corp.		5,311	4,417
Tung Ho Steel Enterprise Corp.		1,701	4,135
U-Ming Marine Transport Corp.		952	1,825
Unimicron Technology Corp.		3,890	29,122
United Microelectronics Corp.		47,892	96,290
Winbond Electronics Corp.		10,659	11,786
Yuanta Financial Holding Co. Ltd.		40,000	36,705
Yulon Finance Corp.		835	5,247
			644,854
Thailand-0.74%
Bangkok Chain Hospital PCL, NVDR		4,110	2,308
Delta Electronics Thailand PCL, NVDR		2,208	23,135
Krungthai Card PCL, NVDR		3,341	6,041
SCG Packaging PCL, NVDR		4,810	9,036
Thai Union Group PCL, NVDR		6,909	4,342
			44,862
Turkey-0.44%
Coca-Cola Icecek A.S.		285	2,431
Eregli Demir ve Celik Fabrikalari TAS		8,671	17,632
Ford Otomotiv Sanayi A.S.		204	3,782
Sasa Polyester Sanayi A.S.(a)		720	2,533
Vestel Elektronik Sanayi ve Ticaret A.S.		247	447
			26,825
United Arab Emirates-3.51%
Abu Dhabi Commercial Bank PJSC		8,429	20,562
Aldar Properties PJSC		22,848	25,792
Emaar Properties PJSC		10,716	14,259
Emirates Telecommunications Group Co. PJSC		5,053	45,535
First Abu Dhabi Bank PJSC		19,355	105,566
			211,714
Total Common Stocks & Other Equity Interests (Cost $5,871,570)			6,024,878
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(g)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR	15,360	210

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(h)(i) (Cost $12,243)	12,243	$12,243
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $5,884,027)		6,037,331
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.03%
Invesco Private Government Fund, 0.02%(h)(i)(j)	18,726	18,726
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(h)(i)(j)	43,217	$43,225
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,955)		61,951
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $5,945,982)		6,099,282
OTHER ASSETS LESS LIABILITIES-(0.97)%		(58,826)
NET ASSETS-100.00%		$6,040,456

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $168,907, which represented 2.80% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,208	$39,132	$(38,097)	$-	$-	$12,243	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,674	458,389	(444,337)	-	-	18,726	2*
Invesco Private Prime Fund	10,905	671,442	(639,115)	(4)	(3)	43,225	15*
Total	$26,787	$1,168,963	$(1,121,549)	$(4)	$(3)	$74,194	$18

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Australia-7.49%
APA Group	30,341	$205,111
AusNet Services Ltd.	1	2
Australia & New Zealand Banking Group Ltd.	9,649	181,710
Coles Group Ltd.	12,071	138,646
Dexus	24,512	177,814
GPT Group (The)	53,446	188,724
Macquarie Group Ltd.	1	131
Medibank Pvt Ltd.	61,751	135,341
National Australia Bank Ltd.	8,198	157,625
Westpac Banking Corp.	13,988	201,035
		1,386,139
Austria-0.96%
Oesterreichische Post AG	4,225	177,070
Belgium-0.80%
Ackermans & van Haaren N.V.	2	385
Solvay S.A., Class A	1,233	148,239
		148,624
China-1.80%
BOC Hong Kong Holdings Ltd.	49,823	191,997
Wilmar International Ltd.	44,100	140,166
		332,163
Finland-2.51%
Elisa OYJ	2,503	146,842
Orion OYJ, Class B	4,216	170,377
Sampo OYJ, Class A	2,974	147,498
		464,717
France-5.18%
Bouygues S.A.	6,215	218,707
Danone S.A.	2,294	142,603
ENGIE S.A.	11,011	169,000
Orange S.A.	23,867	279,134
Sanofi	1,444	149,778
		959,222
Germany-6.03%
BASF SE	2,941	222,868
Deutsche Telekom AG	8,374	156,504
E.ON SE	11,703	160,315
Evonik Industries AG	5,127	165,467
Talanx AG	2,825	133,767
Uniper SE	3,017	135,417
Vonovia SE	2,496	140,964
		1,115,302
Hong Kong-6.73%
CK Infrastructure Holdings Ltd.	33,298	205,327
CLP Holdings Ltd.	16,387	163,711
Hang Seng Bank Ltd.	8,292	163,860
Henderson Land Development Co. Ltd.	2	9
HKT Trust & HKT Ltd.	210,733	287,299
Hongkong Land Holdings Ltd.	1	5
Link REIT	21,585	185,079
Power Assets Holdings Ltd.	39,061	240,249
		1,245,539
Israel-4.00%
Amot Investments Ltd.	18,809	158,968
Bank Hapoalim BM	11,993	123,299
Bank Leumi Le-Israel BM	14,432	153,278
	Shares	Value
Israel-(continued)
First International Bank of Israel Ltd. (The)	3,794	$156,405
Mizrahi Tefahot Bank Ltd.	3,889	148,939
		740,889
Italy-5.13%
Assicurazioni Generali S.p.A.	14,313	299,746
Snam S.p.A.(a)	34,125	190,179
Terna Rete Elettrica Nazionale S.p.A.	20,810	162,659
UnipolSai Assicurazioni S.p.A.	102,069	296,200
		948,784
Japan-19.57%
Chubu Electric Power Co., Inc.	16,174	162,008
Chugoku Electric Power Co., Inc. (The)(a)	27,052	213,066
Daiwa House REIT Investment Corp.	51	151,806
Daiwa Office Investment Corp.	30	187,734
EXEO Group, Inc.	7,161	145,599
Idemitsu Kosan Co. Ltd.	1	25
Japan Prime Realty Investment Corp.	52	169,657
Japan Real Estate Investment Corp.	28	153,587
Japan Tobacco, Inc.	12,393	248,058
KDDI Corp.	4,810	152,645
Kenedix Office Investment Corp.	30	181,211
Kirin Holdings Co. Ltd.	9,100	145,079
Mitsubishi Corp.	2	68
Nippon Telegraph & Telephone Corp.	5,153	146,667
Nomura Real Estate Master Fund, Inc.	139	192,611
ORIX JREIT, Inc.	118	169,123
Sekisui House REIT, Inc.	258	175,404
Seven Bank Ltd.(a)	85,693	180,769
Softbank Corp.	19,649	245,711
Takeda Pharmaceutical Co. Ltd.	8,302	240,175
Teijin Ltd.	12,300	153,717
Tohoku Electric Power Co., Inc.	29,153	205,053
		3,619,773
Netherlands-2.15%
Koninklijke Ahold Delhaize N.V.	2	65
Koninklijke KPN N.V.	63,035	206,828
NN Group N.V.	3,404	190,319
		397,212
New Zealand-2.20%
Fletcher Building Ltd.	35,604	151,139
Spark New Zealand Ltd.	89,863	255,838
		406,977
Norway-2.18%
Gjensidige Forsikring ASA	5,316	129,373
Telenor ASA	16,589	273,076
		402,449
Portugal-0.00%
Jeronimo Martins SGPS S.A.	1	24
Singapore-12.49%
Ascendas REIT	62,446	127,719
CapitaLand Integrated Commercial Trust	163,348	234,825
Keppel Corp. Ltd.	39,600	166,814
Keppel REIT	251,357	208,896
Mapletree Commercial Trust	148,586	198,086
Mapletree Industrial Trust	105,094	195,359
Mapletree Logistics Trust	157,035	196,661
Oversea-Chinese Banking Corp. Ltd.	15,200	141,360
Singapore Exchange Ltd.	18,800	129,444
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Singapore-(continued)
Singapore Technologies Engineering Ltd.	60,693	$167,815
Suntec REIT	209,144	235,674
United Overseas Bank Ltd.	6,316	140,329
Venture Corp. Ltd.	12,785	167,006
		2,309,988
Spain-1.19%
Red Electrica Corp. S.A.	10,933	220,141
Sweden-2.29%
Tele2 AB, Class B	13,480	195,478
Telia Co. AB	58,052	228,394
		423,872
Switzerland-4.56%
Holcim Ltd.(b)	3,236	174,101
Novartis AG	1,769	153,076
Swiss Life Holding AG	227	145,409
Swisscom AG	316	179,272
Zurich Insurance Group AG	404	192,002
		843,860
United Kingdom-11.25%
Admiral Group PLC	1	42
BAE Systems PLC	22,673	177,005
British American Tobacco PLC	7,816	332,898
Direct Line Insurance Group PLC	73,863	302,151
GlaxoSmithKline PLC	9,389	207,277
National Grid PLC	13,160	191,812
Phoenix Group Holdings PLC	30,098	269,115
Severn Trent PLC	3,653	141,102
Tesco PLC	33,899	135,375
Unilever PLC	3,158	160,167
United Utilities Group PLC	11,447	164,275
		2,081,219
	Shares	Value
United States-1.40%
Swiss Re AG	2,393	$259,504
Total Common Stocks & Other Equity Interests (Cost $18,492,071)		18,483,468
Money Market Funds-2.42%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $448,203)	448,203	448,203
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.33% (Cost $18,940,274)		18,931,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.24%
Invesco Private Government Fund, 0.02%(c)(d)(e)	235,449	235,449
Invesco Private Prime Fund, 0.11%(c)(d)(e)	549,270	549,380
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $784,867)		784,829
TOTAL INVESTMENTS IN SECURITIES-106.57% (Cost $19,725,141)		19,716,500
OTHER ASSETS LESS LIABILITIES-(6.57)%		(1,215,779)
NET ASSETS-100.00%		$18,500,721

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$745,551	$(297,348)	$-	$-	$448,203	$3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	419,898	723,866	(908,315)	-	-	235,449	13*
Invesco Private Prime Fund	979,762	1,686,721	(2,116,901)	(38)	(164)	549,380	157*
Total	$1,399,660	$3,156,138	$(3,322,564)	$(38)	$(164)	$1,233,032	$173

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
January 31, 2022
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-6.73%
APA Group	437,308	$2,956,287
ASX Ltd.	53,455	3,169,073
Australia & New Zealand Banking Group Ltd.	164,820	3,103,958
Brambles Ltd.	416,718	2,858,066
Coles Group Ltd.	249,408	2,864,660
Dexus	360,256	2,626,256
Medibank Pvt Ltd.	1,387,356	3,040,691
National Australia Bank Ltd.	163,586	3,143,357
Rio Tinto PLC	71,347	5,014,197
Sonic Healthcare Ltd.	90,384	2,407,948
Telstra Corp. Ltd.	1,128,951	3,129,488
Transurban Group	283,367	2,494,868
Wesfarmers Ltd.	75,166	2,821,592
Westpac Banking Corp.	195,725	2,814,619
Woolworths Group Ltd.	108,569	2,642,792
		45,087,852
Belgium-2.03%
Ackermans & van Haaren N.V.	21,315	4,103,513
Groupe Bruxelles Lambert S.A.	35,063	3,754,443
Solvay S.A., Class A	24,695	2,967,688
Warehouses De Pauw C.V.A.	65,546	2,813,559
		13,639,203
Canada-23.42%
Algonquin Power & Utilities Corp.	244,417	3,488,102
AltaGas Ltd.	172,851	3,548,624
Bank of Montreal(a)	33,733	3,816,248
Bank of Nova Scotia (The)	63,847	4,596,502
BCE, Inc.(a)	100,942	5,270,128
Canadian Apartment Properties REIT(a)	77,233	3,395,264
Canadian Imperial Bank of Commerce	42,189	5,295,021
Canadian Utilities Ltd., Class A(a)	152,759	4,435,752
CCL Industries, Inc., Class B	58,526	3,058,372
CGI, Inc., Class A(b)	35,838	3,058,262
Choice Properties REIT	353,175	4,029,383
Dollarama, Inc.	69,880	3,603,892
Emera, Inc.(a)	123,027	5,826,322
Empire Co. Ltd., Class A	100,182	3,089,431
Enbridge, Inc.	89,994	3,802,703
Fortis, Inc.	118,509	5,626,335
George Weston Ltd.	29,086	3,170,232
Great-West Lifeco, Inc.(a)	152,650	4,766,262
Hydro One Ltd.(c)	197,339	5,095,623
IGM Financial, Inc.	83,455	2,930,571
Intact Financial Corp.	29,923	4,052,240
Loblaw Cos. Ltd.	47,650	3,674,348
Manulife Financial Corp.	152,038	3,164,370
Metro, Inc.	86,164	4,606,298
National Bank of Canada	56,490	4,517,246
Onex Corp.	36,767	2,639,719
Open Text Corp.	69,409	3,320,368
Power Corp. of Canada	133,738	4,296,693
Quebecor, Inc., Class B	147,516	3,486,657
RioCan REIT	190,595	3,316,455
Rogers Communications, Inc., Class B	63,660	3,227,048
Royal Bank of Canada	50,259	5,727,345
Saputo, Inc.	120,808	2,706,259
Sun Life Financial, Inc.	74,712	4,229,059
TC Energy Corp.	62,749	3,238,594
TELUS Corp.	207,665	4,883,834
Thomson Reuters Corp.	23,899	2,564,285
	Shares	Value
Canada-(continued)
TMX Group Ltd.	40,222	$4,089,564
Toromont Industries Ltd.	33,589	2,833,593
Toronto-Dominion Bank (The)	55,991	4,482,186
		156,959,190
China-0.96%
BOC Hong Kong Holdings Ltd.	884,052	3,406,779
Wilmar International Ltd.	953,768	3,019,589
		6,426,368
Denmark-0.87%
Carlsberg A/S, Class B	18,330	2,957,133
Tryg A/S(a)	123,210	2,904,224
		5,861,357
Finland-1.93%
Elisa OYJ	62,940	3,692,453
Kojamo OYJ	126,178	2,884,803
Orion OYJ, Class B(a)	74,583	3,022,962
Sampo OYJ, Class A	67,006	3,323,223
		12,923,441
France-5.31%
Air Liquide S.A.	22,253	3,808,003
AXA S.A.	97,489	3,078,866
Bureau Veritas S.A.	120,097	3,431,969
Danone S.A.	47,868	2,975,642
ENGIE S.A.	192,469	2,942,416
Legrand S.A.	28,347	2,878,526
L’Oreal S.A.	6,570	2,806,306
Orange S.A.	327,419	3,829,296
Pernod Ricard S.A.	14,656	3,122,712
Sanofi	35,313	3,662,826
Thales S.A.	33,413	3,064,847
		35,601,409
Germany-5.62%
Allianz SE	12,117	3,096,618
Beiersdorf AG	31,771	3,136,995
Brenntag SE	36,024	3,055,371
Deutsche Boerse AG	20,688	3,645,665
Deutsche Telekom AG	165,164	3,086,802
E.ON SE	240,890	3,299,861
Evonik Industries AG	102,726	3,315,338
Hannover Rueck SE	15,552	3,112,845
Henkel AG & Co. KGaA, Preference Shares	39,478	3,206,706
Symrise AG	22,355	2,661,525
Talanx AG	65,996	3,120,342
Uniper SE	66,039	2,964,145
		37,702,213
Hong Kong-5.43%
CK Infrastructure Holdings Ltd.	487,206	3,004,273
CLP Holdings Ltd.	496,440	4,959,593
Hang Seng Bank Ltd.	174,687	3,452,036
HK Electric Investments & HK Electric Investments Ltd.	6,828,673	6,795,789
HKT Trust & HKT Ltd.	2,885,999	3,934,576
Hong Kong & China Gas Co. Ltd. (The)	2,410,666	3,709,882
Link REIT	369,134	3,165,104
MTR Corp. Ltd.	678,061	3,663,895
Power Assets Holdings Ltd.	602,873	3,708,043
		36,393,191
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Ireland-0.44%
Kerry Group PLC, Class A	23,437	$2,947,044
Israel-2.48%
Bank Hapoalim BM	313,585	3,238,614
Bank Leumi Le-Israel BM	294,187	3,138,957
First International Bank of Israel Ltd. (The)(a)	82,536	3,417,021
Mizrahi Tefahot Bank Ltd.	82,152	3,159,100
Shufersal Ltd.	391,477	3,670,307
		16,623,999
Italy-3.18%
Assicurazioni Generali S.p.A.	159,602	3,342,420
Davide Campari-Milano N.V.	202,762	2,530,193
Hera S.p.A.	700,223	2,901,690
Recordati Industria Chimica e Farmaceutica S.p.A.	45,637	2,541,550
Snam S.p.A.(a)	633,870	3,532,571
Terna Rete Elettrica Nazionale S.p.A.	418,192	3,268,755
UnipolSai Assicurazioni S.p.A.	1,113,145	3,230,298
		21,347,477
Japan-10.58%
Advance Residence Investment Corp.(a)	966	2,845,022
Chubu Electric Power Co., Inc.	301,615	3,021,148
Daiwa House REIT Investment Corp.	1,083	3,223,652
Daiwa Office Investment Corp.	456	2,845,424
Ezaki Glico Co. Ltd.	87,660	2,844,261
GLP J-Reit	1,780	2,864,665
Industrial & Infrastructure Fund Investment Corp.(a)	1,596	2,678,742
Japan Prime Realty Investment Corp.	808	2,633,611
Japan Real Estate Investment Corp.	483	2,649,381
Japan Tobacco, Inc.	151,008	3,022,568
Kao Corp.	52,470	2,622,156
Kenedix Office Investment Corp.	485	2,929,572
Kinden Corp.	188,576	2,694,196
Kirin Holdings Co. Ltd.	169,536	2,713,266
McDonald’s Holdings Co. Japan Ltd.	110,823	4,828,218
MEIJI Holdings Co. Ltd.	50,677	3,160,886
Nippon Telegraph & Telephone Corp.	106,674	3,036,199
Nisshin Seifun Group, Inc.	191,277	2,684,176
Nissin Foods Holdings Co. Ltd.	40,700	2,888,454
Nomura Real Estate Master Fund, Inc.	1,924	2,662,444
Sekisui House REIT, Inc.	4,086	2,777,910
Seven Bank Ltd.(a)	1,383,888	2,919,304
Softbank Corp.	268,774	3,361,020
Takeda Pharmaceutical Co. Ltd.	103,387	2,990,964
		70,897,239
Netherlands-2.21%
Akzo Nobel N.V.	27,386	2,829,963
Koninklijke Ahold Delhaize N.V.	91,702	2,966,431
Koninklijke DSM N.V.	14,878	2,795,997
NN Group N.V.	57,139	3,194,661
Wolters Kluwer N.V.	29,822	3,031,644
		14,818,696
New Zealand-0.45%
Spark New Zealand Ltd.	1,048,260	2,984,370
Norway-1.60%
Gjensidige Forsikring ASA	135,854	3,306,212
Orkla ASA	369,371	3,520,576
Telenor ASA	237,127	3,903,416
		10,730,204
	Shares	Value
Singapore-8.06%
Ascendas REIT	1,714,061	$3,505,706
CapitaLand Integrated Commercial Trust	2,019,707	2,903,479
City Developments Ltd.	549,744	2,870,413
DBS Group Holdings Ltd.	137,372	3,595,460
Genting Singapore Ltd.	5,193,044	2,822,828
Mapletree Commercial Trust	2,244,642	2,992,430
Mapletree Industrial Trust	1,993,079	3,704,926
Mapletree Logistics Trust	2,442,444	3,058,773
Oversea-Chinese Banking Corp. Ltd.	422,430	3,908,688
Singapore Exchange Ltd.	467,941	3,228,704
Singapore Technologies Engineering Ltd.	1,341,054	3,707,985
Singapore Telecommunications Ltd.	1,804,942	3,250,869
Suntec REIT	3,049,217	3,436,012
United Overseas Bank Ltd.	192,593	4,279,043
UOL Group Ltd.	671,831	3,628,190
Venture Corp. Ltd.	238,272	3,112,469
		54,005,975
Spain-0.45%
Red Electrica Corp. S.A.(a)	148,235	2,984,777
Sweden-3.99%
AAK AB	152,773	2,853,913
Axfood AB	140,054	3,555,680
Essity AB, Class B	98,545	2,771,284
Industrivarden AB, Class C(a)	96,191	2,980,767
Investor AB, Class B	121,273	2,636,883
L E Lundbergforetagen AB, Class B	50,838	2,602,066
Svenska Handelsbanken AB, Class A	264,772	2,812,322
Tele2 AB, Class B	204,574	2,966,595
Telia Co. AB(a)	910,363	3,581,646
		26,761,156
Switzerland-6.54%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	255	2,954,516
EMS-Chemie Holding AG	3,310	3,332,396
Geberit AG	4,197	2,839,016
Givaudan S.A.	670	2,766,326
Holcim Ltd.(b)	57,055	3,069,635
Nestle S.A.	33,246	4,262,905
Novartis AG	48,061	4,158,838
Roche Holding AG	8,283	3,187,619
Schindler Holding AG, PC(a)	10,814	2,695,431
SGS S.A.	1,379	3,913,925
Swiss Life Holding AG	5,074	3,245,010
Swisscom AG	6,340	3,596,786
Zurich Insurance Group AG	7,993	3,798,679
		43,821,082
United Kingdom-5.97%
BAE Systems PLC(a)	428,255	3,333,360
Bunzl PLC	73,495	2,740,375
Croda International PLC(a)	22,160	2,381,770
Diageo PLC	61,013	3,068,046
Direct Line Insurance Group PLC	777,998	3,203,403
GlaxoSmithKline PLC	153,217	3,382,508
National Grid PLC	244,265	3,560,262
RELX PLC	104,323	3,189,909
Segro PLC	163,478	2,861,381
Severn Trent PLC(a)	81,267	3,139,053
Tesco PLC	800,749	3,197,766
Unilever PLC	61,026	3,095,108
United Utilities Group PLC	201,448	2,890,959
		40,043,900

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United States-1.43%
Ferguson PLC	18,904	$2,968,568
Swiss Re AG	29,523	3,188,829
Waste Connections, Inc.	27,437	3,418,731
		9,576,128
Total Common Stocks & Other Equity Interests (Cost $647,747,596)		668,136,271
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $536,140)	536,140	536,140
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $648,283,736)		668,672,411
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.84%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,383,156	$10,383,156
Invesco Private Prime Fund, 0.11%(d)(e)(f)	22,056,360	22,060,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,444,635)		32,443,927
TOTAL INVESTMENTS IN SECURITIES-104.60% (Cost $680,728,371)		701,116,338
OTHER ASSETS LESS LIABILITIES-(4.60)%		(30,851,929)
NET ASSETS-100.00%		$670,264,409

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,311,706	$(6,775,566)	$-	$-	$536,140	$50
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,037,629	31,695,971	(37,350,444)	-	-	10,383,156	522*
Invesco Private Prime Fund	37,421,121	58,472,653	(73,827,257)	(708)	(5,038)	22,060,771	6,393*
Total	$53,458,750	$97,480,330	$(117,953,267)	$(708)	$(5,038)	$32,980,067	$6,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Australia-5.96%
Aristocrat Leisure Ltd.	863	$24,981
Australia & New Zealand Banking Group Ltd.	4,888	92,053
BlueScope Steel Ltd.	1,086	14,146
Boral Ltd.(a)	781	3,247
Commonwealth Bank of Australia	2,398	158,977
Glencore PLC	15,839	82,589
Harvey Norman Holdings Ltd.	967	3,356
National Australia Bank Ltd.	4,708	90,466
Washington H Soul Pattinson & Co. Ltd.	215	4,146
Wesfarmers Ltd.	1,444	54,205
		528,166
Austria-0.82%
ANDRITZ AG	105	5,578
Erste Group Bank AG	469	21,775
Oesterreichische Post AG	69	2,892
OMV AG	228	13,837
Verbund AG	98	10,353
voestalpine AG	297	9,893
Wienerberger AG	228	8,221
		72,549
Belgium-0.31%
Sofina S.A.	31	12,327
Solvay S.A., Class A	128	15,382
		27,709
Canada-16.82%
AltaGas Ltd.	542	11,127
Bank of Montreal(b)	1,711	193,567
Bank of Nova Scotia (The)	2,466	177,533
CAE, Inc.(a)	442	11,156
Canadian Imperial Bank of Commerce	1,325	166,297
Canadian Tire Corp. Ltd., Class A	84	12,122
CCL Industries, Inc., Class B(b)	243	12,698
Gildan Activewear, Inc.	269	10,703
Great-West Lifeco, Inc.	721	22,512
Keyera Corp.(b)	307	7,220
National Bank of Canada	799	63,892
Nutrien Ltd.	957	66,805
Onex Corp.	118	8,472
Power Corp. of Canada	1,686	54,167
RioCan REIT	248	4,315
Royal Bank of Canada	2,963	337,654
Teck Resources Ltd., Class B	671	20,714
Thomson Reuters Corp.	238	25,537
Toronto-Dominion Bank (The)	3,340	267,373
WSP Global, Inc.	133	17,726
		1,491,590
China-0.38%
Chow Tai Fook Jewellery Group Ltd.	3,831	6,702
ENN Energy Holdings Ltd.	1,057	16,799
Wharf Holdings Ltd. (The)	2,894	9,872
		33,373
Denmark-1.82%
AP Moller - Maersk A/S, Class A	8	26,715
AP Moller - Maersk A/S, Class B	13	46,550
Demant A/S(a)	159	7,018
DSV A/S	401	81,368
		161,651
	Shares	Value
Finland-1.68%
Kesko OYJ, Class B	770	$24,355
Metso Outotec OYJ	963	10,268
Nordea Bank Abp	4,776	56,632
Stora Enso OYJ, Class R	869	17,668
UPM-Kymmene OYJ	858	31,187
Wartsila OYJ Abp	739	9,136
		149,246
France-13.70%
Bollore S.A.	1,540	8,290
Bureau Veritas S.A.	500	14,288
Capgemini SE	278	62,192
Christian Dior SE	9	7,004
Cie de Saint-Gobain	1,274	86,356
Cie Generale des Etablissements Michelin S.C.A.	287	47,931
Dassault Systemes SE	1,021	49,052
Hermes International	102	152,487
Kering S.A.	105	78,226
Legrand S.A.	393	39,908
LVMH Moet Hennessy Louis Vuitton SE	590	484,060
Sartorius Stedim Biotech	36	15,727
Schneider Electric SE	756	128,235
Societe Generale S.A.	1,121	41,498
		1,215,254
Germany-4.82%
Bayerische Motoren Werke AG, Preference Shares	94	8,019
BioNTech SE, ADR(a)	210	36,137
Deutsche Post AG	1,988	118,210
HeidelbergCement AG	209	14,353
Mercedes-Benz Group AG	1,859	145,730
Merck KGaA	228	49,558
Porsche Automobil Holding SE, Preference Shares	292	27,042
Puma SE	139	14,678
Volkswagen AG	48	13,678
		427,405
Ireland-0.27%
Smurfit Kappa Group PLC	452	23,776
Israel-0.47%
ICL Group Ltd.	1,711	15,411
Israel Corp. Ltd. (The)(a)	13	5,283
Kornit Digital Ltd.(a)	85	8,930
Melisron Ltd.(a)	38	3,324
Nova Ltd.(a)	33	3,842
Phoenix Holdings Ltd. (The)	392	4,653
		41,443
Italy-0.10%
A2A S.p.A.	2,241	4,248
PRADA S.p.A.	762	4,656
		8,904
Japan-19.00%
AGC, Inc.	333	15,243
Ajinomoto Co., Inc.	660	18,414
Aozora Bank Ltd.(b)	160	3,597
Bridgestone Corp.	840	36,830
Daiwa Office Investment Corp.	1	6,240
Denso Corp.	1,075	80,046
Ebara Corp.	189	9,258
FUJIFILM Holdings Corp.	755	50,480
Hitachi Ltd.	1,941	101,047
Ibiden Co. Ltd.	214	11,931
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
ITOCHU Corp.(b)	2,099	$67,340
Japan Metropolitan Fund Investment Corp.	13	10,943
Japan Prime Realty Investment Corp.	2	6,519
JFE Holdings, Inc.	761	9,748
JSR Corp.	287	9,552
Kenedix Office Investment Corp.	1	6,040
Konami Holdings Corp.(b)	160	8,616
Kurita Water Industries Ltd.	199	8,148
Lasertec Corp.	120	26,864
Lixil Corp.	699	16,004
Marubeni Corp.	3,143	32,509
MINEBEA MITSUMI, Inc.	596	14,608
Mitsubishi Chemical Holdings Corp.	1,906	14,954
Mitsubishi Corp.	2,238	75,883
Mitsubishi UFJ Financial Group, Inc.	17,780	107,343
Mitsui & Co. Ltd.	2,473	61,789
Mitsui Chemicals, Inc.	312	8,320
Mitsui OSK Lines Ltd.	348	26,857
Nippon Express Holdings, Inc.	118	6,933
Nippon Steel Corp.	1,615	26,185
Nippon Yusen K.K.	491	38,377
Open House Group Co. Ltd.	130	6,694
ORIX Corp.	1,821	37,538
ORIX JREIT, Inc.	4	5,729
Recruit Holdings Co. Ltd.	2,305	113,515
Renesas Electronics Corp.(a)	2,134	24,534
Rohm Co. Ltd.	104	8,730
Ryohin Keikaku Co. Ltd.	347	4,975
SCREEN Holdings Co. Ltd.	68	6,814
Sekisui House REIT, Inc.	6	4,079
Shimadzu Corp.	362	13,077
Sojitz Corp.	283	4,416
Sumitomo Chemical Co. Ltd.	2,999	15,071
Sumitomo Rubber Industries Ltd.	269	2,798
Taiyo Yuden Co. Ltd.	158	7,654
Toyota Boshoku Corp.	158	2,804
Toyota Industries Corp.	377	29,421
Toyota Motor Corp.	22,580	446,232
Toyota Tsusho Corp.	451	18,285
United Urban Investment Corp.	5	5,893
Yamaha Motor Co. Ltd.	437	10,417
		1,685,294
Luxembourg-0.93%
ArcelorMittal S.A.	1,976	58,820
Eurofins Scientific SE	204	20,417
RTL Group S.A.	60	3,363
		82,600
Netherlands-9.31%
ASML Holding N.V.	994	678,414
ING Groep N.V.	5,348	78,778
NN Group N.V.	461	25,775
Wolters Kluwer N.V.	416	42,290
		825,257
New Zealand-0.16%
Fletcher Building Ltd.	2,271	9,599
Infratil Ltd.	868	4,324
		13,923
Norway-0.70%
Aker ASA, Class A	36	3,066
Elkem ASA(a)(c)	406	1,471
	Shares	Value
Norway-(continued)
Entra ASA(c)	278	$6,096
Nordic Semiconductor ASA(a)	525	15,484
Norsk Hydro ASA	3,798	29,092
Storebrand ASA	635	6,742
		61,951
Singapore-2.71%
CapitaLand Investment Ltd.(a)	3,743	9,574
DBS Group Holdings Ltd.	3,537	92,574
Oversea-Chinese Banking Corp. Ltd.	7,522	69,600
Singapore Exchange Ltd.	1,341	9,253
United Overseas Bank Ltd.	2,691	59,789
		240,790
Spain-0.73%
Banco Bilbao Vizcaya Argentaria S.A.	10,259	65,155
Sweden-5.89%
AddTech AB, Class B	348	6,459
Alfa Laval AB	550	18,590
Atlas Copco AB, Class A	898	52,726
Epiroc AB, Class A	1,042	22,126
EQT AB	330	12,850
Evolution AB(c)	371	46,021
Fastighets AB Balder, Class B(a)	153	10,091
Getinge AB, Class B	408	15,977
Hexagon AB, Class B	4,238	57,203
Holmen AB, Class B	143	6,925
Industrivarden AB, Class A	322	10,148
Industrivarden AB, Class C	298	9,234
Indutrade AB	596	14,755
Investment AB Latour, Class B	274	8,487
Investor AB, Class A	1,429	32,590
Investor AB, Class B	4,181	90,909
Kinnevik AB, Class B(a)	465	13,934
L E Lundbergforetagen AB, Class B	96	4,914
Lifco AB, Class B	392	9,136
Nibe Industrier AB, Class B	2,872	27,174
Samhallsbyggnadsbolaget i Norden AB, Class B	1,918	11,625
Sinch AB(a)(c)	1,007	10,298
SSAB AB, Class A(a)	363	2,149
SSAB AB, Class B(a)	838	4,363
Svenska Cellulosa AB S.C.A., Class B	888	15,435
Trelleborg AB, Class B	343	8,630
		522,749
Switzerland-6.60%
ABB Ltd.	2,780	95,631
Chocoladefabriken Lindt & Spruengli AG, PC	3	34,759
Cie Financiere Richemont S.A.	1,248	180,129
Geberit AG	68	45,998
Kuehne + Nagel International AG, Class R	150	42,309
Partners Group Holding AG	55	76,161
Sika AG	263	91,614
Swatch Group AG (The)	91	5,075
Swatch Group AG (The), BR	46	13,336
		585,012
Taiwan-0.69%
Sea Ltd., ADR(a)	407	61,176
United Kingdom-3.39%
Admiral Group PLC	406	17,200
Ashtead Group PLC	1,324	94,352
Aviva PLC	5,318	31,278

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Burberry Group PLC	564	$14,201
CNH Industrial N.V.	2,646	39,998
Croda International PLC	193	20,744
J Sainsbury PLC	2,841	11,126
NatWest Group PLC	8,304	27,283
Pearson PLC	895	7,413
Spirax-Sarco Engineering PLC	101	18,071
St James’s Place PLC(b)	922	18,969
		300,635
United States-2.26%
Ferguson PLC	353	55,433
Fiverr International Ltd.(a)	41	3,498
Inmode Ltd.(a)	145	6,993
James Hardie Industries PLC, CDI	652	21,815
Stellantis N.V.	5,850	112,816
		200,555
Zambia-0.24%
First Quantum Minerals Ltd.	853	21,000
Total Common Stocks & Other Equity Interests (Cost $9,060,510)		8,847,163
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $6,334)	6,334	6,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $9,066,844)		8,853,497
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.59%
Invesco Private Government Fund, 0.02%(d)(e)(f)	94,551	$94,551
Invesco Private Prime Fund, 0.11%(d)(e)(f)	223,483	223,527
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $318,081)		318,078
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $9,384,925)		9,171,575
OTHER ASSETS LESS LIABILITIES-(3.42)%		(303,376)
NET ASSETS-100.00%		$8,868,199

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $63,886, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$75,289	$(68,955)	$-	$-	$6,334	$-
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$325,717	$583,915	$(815,081)	$-	$-	$94,551	$4*
Invesco Private Prime Fund	760,007	862,793	(1,399,257)	(3)	(13)	223,527	50*
Total	$1,085,724	$1,521,997	$(2,283,293)	$(3)	$(13)	$324,412	$54

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$844,848	$5,995,086	$-	$6,839,934
Money Market Funds	-	489,493	-	489,493
Total Investments	$844,848	$6,484,579	$-	$7,329,427
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,512,686	$257,624,248	$-	$365,136,934
Money Market Funds	-	9,339,171	-	9,339,171
Total Investments	$107,512,686	$266,963,419	$-	$374,476,105
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$959,342	$5,062,791	$2,745	$6,024,878
Non-U.S. Dollar Denominated Bonds & Notes	-	210	-	210
Money Market Funds	12,243	61,951	-	74,194
Total Investments	$971,585	$5,124,952	$2,745	$6,099,282
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,970,755	$15,512,713	$-	$18,483,468
Money Market Funds	448,203	784,829	-	1,233,032
Total Investments	$3,418,958	$16,297,542	$-	$19,716,500
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$218,516,976	$449,619,295	$-	$668,136,271
Money Market Funds	536,140	32,443,927	-	32,980,067
Total Investments	$219,053,116	$482,063,222	$-	$701,116,338

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,920,585	$6,926,578	$-	$8,847,163
Money Market Funds	6,334	318,078	-	324,412
Total Investments	$1,926,919	$7,244,656	$-	$9,171,575